Fair value of stock options granted (Details)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Risk free interest rate	1.44%
Volatility	242.72%
Expected life of options	5 years
Dividend rate	0.00%
Expected forfeiture rate	0.00%